NOTE 3 - TRADEMARK AND PATENTS	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
NOTE 3 -        TRADEMARK AND PATENTS

Trademark and patents consists of the following at December 31, 2011 and 2010:

	2011	2010

Patent costs	$174,933	$125,683
Trademark	770	770
	175,703	126,453
Accumulated amortization	(29,361)	(8,682)

Trademark and patents, net	$146,342	$117,771

Amortization expense for the years ended December 31, 2011 and 2010 was $20,771 and $8,126, respectively.